Sch1-STATEMENT OF OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other income	$ 25,754	$ 25,785	$ 20,969
Operating revenues	517,190	578,361	723,495
Gain (loss) on sale of vessels	23,558	34,759	(280,803)
General and Administrative Expense	31,628	33,906	35,886
Operating Expenses	641,182	594,212	849,476
Operating Income (Loss)	(100,434)	18,908	(406,784)
Interest income	83	130	3,958
Interest Expense	90,718	94,089	136,042
Foreign currency exchange (loss) gain	(92)	84	106
Realized loss	0	0	3,355
Gain on redemption of debt	0	4,600	0
Debt conversion expense	12,654	0	0
Dividends received, net	86	134	113
Other non-operating items, net	1,181	1,110	12,005
Nonoperating Income (Expense)	(89,160)	(89,760)	(123,425)
Income (loss) before income taxes and noncontrolling interest.	(189,594)	(70,852)	(530,209)
Income Tax Expense (Benefit)	284	379	532
Net Income (Loss) Attributable to Parent	(188,509)	(82,754)	(529,601)
Parent [Member]
Other income	590	338	1,357
Operating revenues	590	338	1,357
Gain (loss) on sale of vessels	0	0	(306,972)
General and Administrative Expense	2,961	3,995	5,742
Operating Expenses	2,961	3,995	5,742
Operating Income (Loss)	(2,371)	(3,657)	(311,357)
Interest income	552	1,009	310
Interest Expense	10,581	10,125	10,125
Foreign currency exchange (loss) gain	51	249	(60)
Realized loss	0	0	3,128
Debt conversion expense	12,654	0	0
Dividends received, net	86	134	113
Other non-operating items, net	(28)	(22)	3,361
Nonoperating Income (Expense)	(22,574)	(8,755)	(9,529)
Net income (loss) before equity in net income/loss of subsidiaries	(24,945)	(12,412)	(320,886)
Equity in net income/loss of subsidiaries	(163,564)	(70,342)	(208,715)
Net Income (Loss) Attributable to Parent	$ (188,509)	$ (82,754)	$ (529,601)